Leases - Summary of Detailed information about Lease Amounts Recognized in Statements of Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	€ 555	€ 379	€ 818
-Interest paid on lease liabilities	324	765	671
Financing activities – Principal payment on lease liabilities	7,118	3,817	5,088
Total cash outflow for leases	€ 7,997	€ 4,961	€ 6,577